                                                     FILE NO. 2-77283; 811-03457

      As filed with the Securities and Exchange Commission on March 4, 2004

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                     PRE-EFFECTIVE AMENDMENT NO.___   / /

                     POST-EFFECTIVE AMENDMENT NO. 31  /X/

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                     AMENDMENT NO. 55                 /X/

                                   ----------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                   ----------
                                Richard F. Plush
                           Vice President and Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:
     Michael Berenson                               Christopher D. Menconi
     Morgan, Lewis & Bockius LLP                    Morgan, Lewis & Bockius LLP
     1111 Pennsylvania Avenue, NW                   1111 Pennsylvania Avenue, NW
     Washington, DC 20004                           Washington, DC 20004
                                   ----------

  It is proposed that this filing will become effective (check appropriate box)

     / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
     /X/ 60 days after filing pursuant to paragraph (a) of Rule 485
     / / on (date) pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

================================================================================

     The prospectus contained in this registration statement is not intended to supercede the prospectus contained in Post-Effective Amendment No. 30 filed on April 23, 2003.

PROSPECTUS  --  MAY 1, 2004

INDIVIDUAL ANNUITY CONTRACT WITH VARIABLE BENEFIT PROVISIONS -- FLEXIBLE PURCHASE PAYMENTS

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650


This Prospectus describes an individual fixed and variable annuity contract (the "Contract") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. Under the Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

- allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.

You may obtain a Statement of Additional Information, dated May 1, 2004, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

PENN SERIES FUNDS, INC.                                     MANAGER
     Money Market Fund                                      Independence Capital Management, Inc.
     Limited Maturity Bond Fund                             Independence Capital Management, Inc.
     Quality Bond Fund                                      Independence Capital Management, Inc.
     High Yield Bond Fund                                   T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                  T. Rowe Price Associates, Inc.
     Growth Equity Fund                                     Independence Capital Management, Inc.
     Large Cap Value Fund                                   Putnam Investment Management, LLC
     Large Cap Growth Fund                                  Franklin Advisers, Inc.
     Index 500 Fund                                         Wells Capital Management Incorporated
     Mid Cap Growth Fund                                    Turner Investment Partners, Inc.
     Mid Cap Value Fund                                     Neuberger Berman Management Inc.
     Strategic Value Fund                                   Lord, Abbett & Co.
     Emerging Growth Fund                                   RS Investment Management, Inc.
     Small Cap Value Fund                                   Royce & Associates, LLC
     International Equity Fund                              Vontobel Asset Management, Inc.
     REIT Fund                                              Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                  MANAGER
     Balanced Portfolio                                     Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND      MANAGER
     Equity-Income Portfolio                                Fidelity Management & Research Company
     Growth Portfolio                                       Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II   MANAGER
     Asset Manager Portfolio                                Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.        MANAGER
     Emerging Markets Equity (International) Portfolio      Van Kampen

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The Contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than the minimum rate required by your state.

PROSPECTUS CONTENTS

GLOSSARY                                                                       5

EXPENSES                                                                       6

EXAMPLES OF FEES AND EXPENSES                                                 10

CONDENSED FINANCIAL INFORMATION                                               10

THE PENN  MUTUAL LIFE INSURANCE COMPANY                                       10

THE SEPARATE ACCOUNT                                                          10
  Accumulation Units - Valuation                                              11
  Voting Instructions                                                         11
  Investment Options in the Separate Account                                  11
      Penn Series Funds, Inc.                                                 11
      Neuberger Berman Advisers Management Trust                              13
      Fidelity Investments' Variable Insurance Products Fund                  13
      Fidelity Investments' Variable Insurance Products Fund II               13
      Van Kampen's The Universal Institutional Funds, Inc.                    13

THE FIXED INTEREST ACCOUNTS                                                   14

THE CONTRACT                                                                  14
  How Do I Purchase a Contract?                                               15
  What Types of Annuity Payments May I Choose?                                15
      Variable Annuity Payments                                               15
      Fixed Annuity Payments Under a Contract                                 15
      Other Information                                                       15
  What Are the Death Benefits Under My Contract?                              16
  May I Transfer Money Among Investment Options?                              18
      Dollar Cost Averaging                                                   19
      Automatic Rebalancing                                                   19
      Additional Information                                                  19
  May I Withdraw Any of My Money?                                             19
      Systematic Withdrawals.                                                 20
      403(b) Withdrawals.                                                     20
  Deferment of Payments and Transfers                                         20
  What Charges Do I Pay?                                                      20
      Administration Charges                                                  20
      Mortality and Expense Risk Charge                                       20
      Contingent Deferred Sales Charge                                        21
      Premium Taxes                                                           22

PERFORMANCE INFORMATION                                                       23

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                            23
  General Information                                                         23
  Loans Under Section 403(b) Contracts                                        23

FEDERAL INCOME TAX CONSIDERATIONS                                             24
  Withdrawals and Death Benefits                                              24

  Annuity Payments                                                            24
  Early Withdrawals.                                                          24
  Transfers.                                                                  24
  Separate Account Diversification.                                           25
  Qualified Plans.                                                            25

FINANCIAL STATEMENTS                                                          25

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                  26

APPENDIX A                                                                    27

GLOSSARY

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

     CONTRACT OWNER: The person named in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.

     FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest accounts.

     SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     WE or US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

     YOU: "you" means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments                                           None
Maximum Contingent Deferred Sales Charge                                             7%(1)
Transfer Fee                                                                      None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                   $   30(2)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge                                                 1.25%
Account Fees and Expenses                                                         None
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS)                           1.25%

OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER

  For Annuitants Age 60 and Under                                                 0.20%(3)
  For Annuitants Age 61 to 70                                                     0.30%(4)
  For Annuitants Age 71 to 80                                                     0.60%(5)

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES, INCLUDING MAXIMUM CHARGE FOR ESTATE ENHANCEMENT

DEATH BENEFIT RIDER (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)                   1.85%(6)

OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS(7)    MONTHLY CHARGE PER $1,000 OF BENEFIT
                                                       MINIMUM          MAXIMUM
                                                       -------         ---------
                                                       $ 0.208         $ 17.292

----------
(1) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.

(2)  You pay $30 or 2% of the Variable Account Value, whichever is less.

(3) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.

(4) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.

(5) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(6) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.80%, depending on whether you choose the optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant's age.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES                                                 MINIMUM          MAXIMUM
(expenses that are deducted from Fund assets, including management fees and other expenses)


----------
(7) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this Prospectus.)

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                              TOTAL                  NET
                                   MANAGEMENT      OTHER       FUND       FEE        FUND
                                      FEES       EXPENSES    EXPENSES   WAIVERS    EXPENSES
     Money Market
     Limited Maturity Bond
     Quality Bond
     High Yield Bond
     Flexibly Managed
     Growth Equity
     Large Cap Value
     Large Cap Growth
     Index 500
     Mid Cap Growth
     Mid Cap Value
     Strategic Value
     Emerging Growth
     Small Cap Value
     International Equity
     REIT

----------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2003.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT/
                                                                    ADMINISTRATION                    TOTAL FUND
                                                                         FEES        OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Balanced

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT                      TOTAL FUND
                                                                          FEE        OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Equity-Income
Growth

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT                      TOTAL FUND
                                                                          FEE        OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Asset Manager

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT                      TOTAL FUND
                                                                          FEE        OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Emerging Markets Equity (International)

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period:

                                                           ONE     THREE    FIVE     TEN
                                                          YEAR     YEARS   YEARS    YEARS
                                                          ----     -----   -----    -----
          Assuming Maximum Total Annual Fund Expenses
          Assuming Minimum Total Annual Fund Expenses

     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period:

                                                           ONE     THREE    FIVE     TEN
                                                          YEAR     YEARS   YEARS    YEARS
                                                          ----     -----   -----    -----
          Assuming Maximum Total Annual Fund Expenses
          Assuming Minimum Total Annual Fund Expenses

CONDENSED FINANCIAL INFORMATION

     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN  MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

     Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     - The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

     The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2003 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.

ACCUMULATION UNITS - VALUATION

     Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

     LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

     MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is

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investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New
York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago,
Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging
Growth Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

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READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

     The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

     The Contract may be an attractive long-term investment vehicle for many people. It allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

     In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Funds and/or fixed interest accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available Funds and fixed interest accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

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HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Contracts which are not issued in connection with qualified retirement plans is $2,000 and the minimum for each subsequent purchase payment is $1,000. The total purchase payments that you make on a Contract may not exceed $1,000,000 in any calendar year without our consent.

     We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contract.

     The principal underwriter of the Contract is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK directly and through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a set number of years (5 to 30 years for a Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

     You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     Your initial variable annuity payment will be based on the assumed annual net investment return you choose. You will be able to choose an assumed annual net investment return of 3.5% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease. If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

     FIXED ANNUITY PAYMENTS UNDER A CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

     OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant's 95th birthday or 10 years after your Contract is issued. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

     You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Contract may not be earlier than the first Contract anniversary.

     If the Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

     Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greater of

     - the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at our administrative office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

     The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner. If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the draft benefit due on the annuitant's death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider. Thereafter, the continued Contract will not have a Guaranteed Minimum Death Benefit nor will any Optional Death Benefit Riders be available.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

     OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS. If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase a death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

     We offer two different death benefit enhancement riders: the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The riders are payable through age 95. The Death Benefit Enhancement from either of these riders is limited to $1 million.

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     RISING FLOOR DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the Contract Date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account. After the Contract Anniversary on which you are age 79, the Death Benefit Enhancement remains level through age 95, at which time it is no longer payable.

     On the first day of the calendar month following the Contract Date, the Minimum Death Benefit Amount equals purchase payments paid into the Variable Account minus withdrawals taken from the Variable Account.

     On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

     (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5%;

     (b) is purchase payments paid into the Variable Account during the prior calendar month; and

     (c) is an adjustment for withdrawals taken from the Variable Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

     STEP-UP DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

     On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

     (2)  the Variable Account Value on the current Contract Anniversary.

     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

     TREATMENT OF TRANSFERS. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

     CHARGE. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age

                                       17
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of the Annuitant as of the prior Contract Anniversary and the amount of the
Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     For information on the cost of the death benefit enhancement riders, see WHAT CHARGES DO I PAY? in this Prospectus.

     OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

     EXAMPLE 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

     EXAMPLE 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $240,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

     For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

     You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

                                       18
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     If you own a Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($100 minimum per month, $50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount. Instead of one of the three variable Subaccounts, you may dollar cost average from a six month dollar cost averaging account. This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect. If you stop the program while in the six month dollar cost averaging account, any money left in the account will be transferred in accordance with your instructions..

     AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000. Because the value of your subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

     ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

     A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

MAY I WITHDRAW ANY OF MY MONEY?

     Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     - A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

     - After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

     - If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

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     SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not exhausted your 10% free withdrawal amount in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your free withdrawal amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

     These charges reimburse us for administering the Contract and the Separate Account.

     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGE

     - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

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CONTINGENT DEFERRED SALES CHARGE

     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

     The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

                                                 DEFERRED SALES CHARGE AS A
          WITHDRAWAL DURING                    PERCENTAGE OF AMOUNT WITHDRAWN
            CONTRACT YEAR
                  1                                         7.0%
                  2                                         6.0%
                  3                                         5.0%
                  4                                         4.0%
                  5                                         3.5%
                  6                                         3.0%
                  7                                         2.5%
                  8                                         2.0%
                  9                                         1.5%
                  10                                        1.0%
             11 and later                                 No Charge

     Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

     FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.

- MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

- DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

     DEATH BENEFIT ENHANCEMENT RIDERS (OPTIONAL). We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

     The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

                     ATTAINED AGE          MONTHLY CHARGE PER $1,000 OF BENEFIT
                     ------------          ------------------------------------
                     Less than 40                        $  0.208
                         40-44                              0.208
                         45-49                              0.333
                         50-54                              0.458
                         55-59                              0.708
                         60-64                              1.083
                         65-69                              1.667
                         70-74                              2.708
                         75-79                              4.250
                         80-84                              7.083
                         85-89                             11.000
                         90-94                             17.292

     ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL). For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

     The charge for the estate enhancement death benefit rider will be made on each Contract Anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

PREMIUM TAXES

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable Fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contract).

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

     You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.

     You may transfer all or a portion of amounts in a fixed interest option of the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account during the 25 days following the expiration of the declared interest rate period for the option. The minimum transfer is $250. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

LOANS UNDER SECTION 403(b) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

     When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts to the other investment options offered under the Contract.

     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; and

     -    withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a
Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

     This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contract.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS                                                    B-2
         First Variable Annuity Payments                                     B-2
         Subsequent Variable Annuity Payments                                B-2
         Annuity Units                                                       B-2
         Value of Annuity Units                                              B-2
         Net Investment Factor                                               B-2
         Assumed Interest Rate                                               B-3
         Valuation Period                                                    B-3

PERFORMANCE DATA                                                             B-3
        Average Annual Total Return                                          B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                   B-12

DISTRIBUTION OF CONTRACTS                                                   B-12

CUSTODIAN                                                                   B-12

INDEPENDENT AUDITORS                                                        B-12

LEGAL MATTERS                                                               B-12

FINANCIAL STATEMENTS                                                        B-12

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000            1999          1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     22.529   $     21.937   $     20.953   $     20.268   $     19.541
Accumulation Unit Value,
 end of period                                     $     22.616   $     22.529   $     21.937   $     20.953   $     20.268
Number of Accumulation
Units outstanding, end of period                      1,001,710      1,263,582      1,066,633      1,669,670      1,449,199

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     18.817   $     18.148   $     17.416   $     17.003
Accumulation Unit Value,
end of period                       $     19.541   $     18.817   $     18.148   $     17.416
Number of Accumulation
Units outstanding, end of period       1,120,603      1,192,388      1,062,385        825,274

PENN SERIES QUALITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                               $     25.898   $     24.078   $     21.769   $     22.043   $     20.260
Accumulation Unit Value,
 end of period                                     $     26.926   $     25.898   $     24.078   $     21.769   $     22.043
Number of Accumulation
Units outstanding, end of period                      1,206,212      1,341,947      1,254,944      1,612,651      1,665,664

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,            $     18.990   $     18.465   $     15.562   $     16.639
beginning of period
Accumulation Unit Value,
 end of period                      $     20.260   $     18.990   $     18.465   $     15.562
Number of Accumulation
Units outstanding, end of period       1,497,635      1,664,378      1,869,975      1,890,869

----------
(a)   Fixed Income Fund Subaccount prior to November 1, 1992.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     13.819   $     13.122   $     12.339   $     12.313   $     11.943
Accumulation Unit Value,
end of period                                      $     14.501   $     13.819   $     13.122   $     12.339   $     12.313
Number of Accumulation
Units outstanding, end of period                        683,529        419,087        369,397        473,183        509,381

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     11.330   $     10.999   $     10.039   $     10.181
Accumulation Unit Value,
end of period                       $     11.943   $     11.330   $     10.999   $     10.039
Number of Accumulation
Units outstanding, end of period         465,682        459,223        444,986        448,825

----------
(a) Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period                                          $     35.822   $     33.923   $     35.666   $     34.645   $     33.476
Accumulation Unit Value,
 end of period                                     $     36.581   $     35.822   $     33.923   $     35.666   $     34.645
Number of Accumulation
Units outstanding, end of period                        774,481        877,109        961,997      1,176,269      1,308,094

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                $     29.276   $     26.033   $     22.644   $     24.742
Accumulation Unit Value,
 end of period                      $     33.476   $     29.276   $     26.033   $     22.644
Number of Accumulation
Units outstanding, end of period       1,261,904      1,185,318      1,194,944      1,264,890

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                               $     82.027   $     75.311   $     62.396   $     58.951   $     56.265
Accumulation Unit Value,
end of period                                      $     81.754   $     82.027   $     75.311   $     62.396   $     58.951
Number of Accumulation
Units outstanding, end of period                      2,294,054      3,305,527      3,500,263      4,634,490      5,766,014

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                $     49.262   $     42.865   $     35.496   $     34.514
Accumulation Unit Value,
end of period                       $     56.265   $     49.262   $     42.865   $     35.496
Number of Accumulation
Units outstanding, end of period       5,974,993      5,711,843      4,946,240      4,198,305

----------
(a)  Capital Appreciation Fund Subaccount prior to November 1, 1992.

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                                 YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------------------------------------------------
                                  2003                      2002                        2001                        2000
                                        NON-                        NON-                        NON-                       NON-
                            QUAL        QUAL         QUAL           QUAL           QUAL         QUAL          QUAL         QUAL
                        ------------------------------------------------------------------------------------------------------------
Accumulation Unit
Value, beginning of
period                                            $    48.112   $    47.716   $    65.253   $    64.715   $    89.413   $    88.677
Accumulation Unit
Value, end of period                              $    30.930   $    30.675   $    48.112   $    47.716   $    65.253   $    64.715
Number of Accumulation
Units outstanding, end
of period                                           1,251,261       334,151     1,366,134       438,677     1,638,918       632,835

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                               1999                          1998                          1997
                                    ---------------------------------------------------------------------------------------
                                                       NON-                          NON-                          NON-
                                        QUAL           QUAL           QUAL           QUAL           QUAL           QUAL
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period                           $     67.515   $     66.959   $     48.256   $     47.859   $     38.550   $     38.235
Accumulation Unit Value,
end of period                       $     89.413   $     88.677   $     67.515   $     66.959   $     48.256   $     47.859
Number of Accumulation
Units outstanding, end of period       1,772,202        665,530      1,752,036        626,895      1,794,481        617,717

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                               1996                          1995                          1994
                                    ---------------------------------------------------------------------------------------
                                                       NON-                          NON-                          NON-
                                        QUAL           QUAL           QUAL           QUAL           QUAL           QUAL
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period                           $     32.596   $     32.327   $     26.102   $     25.887   $     28.766   $     28.528
Accumulation Unit Value,
end of period                       $     38.550   $     38.235   $     32.596   $     32.327   $     26.102   $     25.887
Number of Accumulation
Units outstanding, end of period       1,830,081        620,903      1,991,646        674,290      2,119,836        717,328

----------
(a)  Growth Stock Fund Subaccount prior to November 1, 1992.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period                                          $     43.241   $     44.862   $     40.329   $     41.167   $     38.038
Accumulation Unit Value,
end of period                                      $     36.316   $     43.241   $     44.862   $     40.329   $     41.167
Number of Accumulation
Units outstanding, end of period                      2,399,446      2,846,994      3,228,429      4,407,110      5,273,048

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     30.819   $     24.928   $     18.361   $     18.062
Accumulation Unit Value,
 end of period                      $     38.038   $     30.819   $     24.928   $     18.361
Number of Accumulation
Units outstanding, end of period       5,409,879      4,907,784      4,235,839      3,886,404

----------
(a)  Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003          2002(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     10.000
Accumulation Unit Value,
end of period                                      $      8.370
Number of Accumulation
Units outstanding, end of period                         59,181

----------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                       YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------------------------
                                       2003          2002          2001          2000          1999          1998         1997(b)
                                    -----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                               $    14.292   $    16.443   $    18.344   $    15.414   $    12.162   $    10.000
Accumulation Unit Value,
end of period                                     $    10.970   $    14.292   $    16.443   $    18.344   $    15.414   $    12.162
Number of Accumulation
Units outstanding, end of period                    3,405,972     4,065,632     4,646,239     4,389,976     2,350,293       703,585

----------
(a)  Fidelity Investments' VIP Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                        YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------------------------
                                        2003         2002          2001          2000          1999          1998          1997
                                    -----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                               $    13.191   $    18.581   $    19.924   $    12.262   $    12.690   $    13.282
Accumulation Unit Value,
end of period                                     $     8.781   $    13.191   $    18.581   $    19.924   $    12.262   $    12.690
Number of Accumulation
Units outstanding, end of period                    1,087,651     1,201,212     1,310,821       916,231     1,153,673     1,567,237

                                             YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     14.057   $     10.857   $     11.124
Accumulation Unit Value,
end of period                       $     13.282   $     14.057   $     10.857
Number of Accumulation
Units outstanding, end of period       2,183,381      2,157,888      1,791,799

----------
(a) American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                             YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999
                                    ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of Period                                $     15.555   $     16.266   $     13.544   $     12.773
Accumulation Unit Value,
end of period                                      $     13.915   $     15.555   $     16.266   $     13.544
Number of Accumulation
Units outstanding, end of period                      1,466,935      1,630,710      1,636,891      1,787,163

                                                      YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1998          1997(b)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of Period                 $     12.411   $     10.000
Accumulation Unit Value,
end of period                       $     12.773   $     12.411
Number of Accumulation
Units outstanding, end of period       1,716,964        665,382

----------
(a)  Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------
                                        2003          2002(a)
                                    ---------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     10.000
Accumulation Unit Value,
end of period                                      $      8.503
Number of Accumulation
Units outstanding, end of period                         69,035

(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999
                                    ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     30.550   $     36.756   $     52.084   $     18.503
Accumulation Unit Value,
end of period                                      $     17.474   $     30.550   $     36.756   $     52.084
Number of Accumulation
Units outstanding, end of period                      1,470,450      1,722,296      1,977,899      1,645,175

                                                     YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------
                                        1998          1997(a)
                                    ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     13.806   $     10.000
Accumulation Unit Value,
end of period                       $     18.503   $     13.806
Number of Accumulation
Units outstanding, end of period         781,196        308,169

----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     18.170   $     15.760   $     14.032   $     14.400   $     16.051
Accumulation Unit Value,
end of period                                      $     14.936   $     18.170   $     15.760   $     14.032   $     14.400
Number of Accumulation
Units outstanding, end of period                      1,543,061      1,784,282      1,511,552      1,249,298      1,306,650

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996          1995(b)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     13.211   $     11.171   $     10.000
Accumulation Unit Value,
end of period                       $     16.051   $     13.211   $     11.171
Number of Accumulation
Units outstanding, end of period       1,104,032        587,385        137,653

----------
(a)  Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000            1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     17.491   $     24.641   $     30.678   $     21.320   $     18.164
Accumulation Unit Value,
end of period                                      $     15.556   $     17.491   $     24.641   $     30.678   $     21.320
Number of Accumulation
Units outstanding, end of period                      2,481,498      3,049,380      3,568,406      3,579,323      3,822,847

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     16.659   $     14.434   $     12.843   $     13.880
Accumulation Unit Value,
end of period                       $     18.164   $     16.659   $     14.434   $     12.843
Number of Accumulation
Units outstanding, end of period       4,155,960      4,012,762      3,388,479      3,556,098

PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                      2002 (a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     10.000
Accumulation Unit Value,
end of period                       $      9.167
Number of Accumulation
Units outstanding, end of period          74,393

(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     18.328   $     21.420   $     22.724   $     17.228   $     15.551
Accumulation Unit Value,
end of period                                      $     14.996   $     18.328   $     21.420   $     22.724   $     17.228
Number of Accumulation
Units outstanding, end of period                      1,138,571      1,464,704      1,865,066      1,348,416      1,488,257

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996           1995           1994
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     13.182   $     12.488   $     10.218   $     10.706
Accumulation Unit Value,
end of period                       $     15.551   $     13.182   $     12.488   $     10.218
Number of Accumulation
Units outstanding, end of period       1,466,154      1,535,496      1,468,254      1,223,496

(a) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     19.802   $     21.097   $     19.704   $     18.764   $     17.021
Accumulation Unit Value,
end of period                                      $     16.242   $     19.802   $     21.097   $     19.704   $     18.764
Number of Accumulation
Units outstanding, end of period                      2,444,133      2,895,019      3,117,394      3,820,785      3,820,796

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996          1995(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     13.453   $     11.920   $     10.000
Accumulation Unit Value,
end of period                       $     17.021   $     13.453   $     11.920
Number of Accumulation
Units outstanding, end of period       3,352,648      2,498,343        581,691

----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     22.823   $     28.063   $     31.922   $     23.519   $     17.073
Accumulation Unit Value,
end of period                                      $     15.754   $     22.823   $     28.063   $     31.922   $     23.519
Number of Accumulation
Units outstanding, end of period                      3,940,027      4,683,819      5,391,217      4,955,849      3,722,268

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996          1995(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     14.000   $     12.359   $     10.000
Accumulation Unit Value,
end of period                       $     17.073   $     14.000   $     12.359
Number of Accumulation
Units outstanding, end of period       3,157,234      2,620,543        690,602

----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $     16.848   $     17.787   $     18.748   $     17.809   $     15.040
Accumulation Unit Value,
end of period                                      $     15.186   $     16.848   $     17.787   $     18.748   $     17.809
Number of Accumulation
Units outstanding, end of period                        728,367        970,400      1,222,300      1,290,362        801,557

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        1997           1996          1995(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     12.623   $     11.153   $     10.000
Accumulation Unit Value,
end of period                       $     15.040   $     12.623   $     11.153
Number of Accumulation
Units outstanding, end of period         577,711        383,267        117,290

----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                        2003           2002           2001           2000           1999           1998
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                                $      7.204   $      7.801   $     12.995   $      6.720   $      8.975
Accumulation Unit Value,
end of period                                      $      6.482   $      7.204   $      7.801   $     12.995   $      6.720
Number of Accumulation
Units outstanding, end of period                        858,363        910,435      1,014,659        649,652        406,393

                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                      1997(a)
                                    ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $     10.000
Accumulation Unit Value,
end of period                       $      8.975
Number of Accumulation
Units outstanding, end of period         248,001

----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

1-WA/2147734.1

STATEMENT OF ADDITIONAL INFORMATION  -  MAY 1, 2004

RETIREMENT PLANNER VA/DIVERSIFIER II/OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current Prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 2003. The Contracts are funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.

TABLE OF CONTENTS

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payments                                              B-2
Subsequent Variable Annuity Payments                                         B-2
Annuity Units                                                                B-2
Value of Annuity Units                                                       B-2
Net Investment Factor                                                        B-2
Assumed Interest Rate                                                        B-3
Valuation Period                                                             B-3

PERFORMANCE DATA                                                             B-3
Average Annual Total Return                                                  B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                   B-12

DISTRIBUTION OF CONTRACTS                                                   B-12

CUSTODIAN                                                                   B-12

INDEPENDENT AUDITORS                                                        B-12

LEGAL MATTERS                                                               B-12

FINANCIAL STATEMENTS                                                        B-12

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENTS

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Retirement Planner VA are based on the 1983 Individual Annuity Mortality Tables, with a choice between assumed interest rates of 3.5% and 5%. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

     The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 4% included in the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

     PLUS

     The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:

     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:

     The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

     Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts. The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission (Tables 1A, 1B, 1C and 1D) and average annual total return information based upon different hypothetical assumptions (Tables 2A, 2B, 3A and 3B).

TABLE 1A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD AND ASSUMING NO PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR.

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                      ONE               FIVE             OR TEN
                                                                      YEAR              YEARS             YEARS
                                                   INCEPTION          ENDED             ENDED             ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
   (Independence Capital)
Limited Maturity Bond Fund (a)                      5/1/00
   (Independence Capital)
High Yield Bond Fund (a)                            8/6/84
   (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
   (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
   (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
   (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
   (Putnam)
Index 500 Fund (a)                                  5/1/00
   (Wells)
Mid Cap Growth Fund (a)                             5/1/00
   (Turner)
Mid Cap Value Fund (a)                              5/1/00
   (Neuberger Berman)
Emerging Growth Fund (a)                            5/1/97
   (RS Investment Management)
Small Cap Value Fund (a)                            5/1/95
   (Royce)
International Equity Fund (a)                       11/1/92
   (Vontobel)
Balanced Portfolio (b)                              5/3/93
   (Neuberger Berman)
Equity-Income Portfolio (c)                         5/1/95
   (Fidelity Investments)
Growth Portfolio (c)                                5/1/95
   (Fidelity Investments)
Asset Manager Portfolio (d)                         5/1/95
   (Fidelity Investments)
Emerging Markets Equity (International) (e)         5/1/97
   (Van Kampen)

----------
* DATE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT
(a) PENN SERIES FUNDS, INC.
(b) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c) VARIABLE INSURANCE PRODUCTS FUND
(d) VARIABLE INSURANCE PRODUCTS FUND II
(e) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1B DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND ASSUMING PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR.

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                       ONE              FIVE              OR TEN
                                                                      YEAR              YEARS             YEARS
                                                   INCEPTION          ENDED             ENDED             ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
   (Independence Capital)
Limited Maturity Bond Fund (a)                      5/1/00
   (Independence Capital)
High Yield Bond Fund (a)                            8/6/84
   (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
   (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
   (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
   (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
   (Putnam)
Index 500 Fund (a)                                  5/1/00
   (Wells)
Mid Cap Growth Fund (a)                             5/1/00
   (Turner)
Mid Cap Value Fund (a)                              5/1/00
   (Neuberger Berman)
Emerging Growth Fund (a)                            5/1/97
   (RS Investment Management)
Small Cap Value Fund (a)                            5/1/95
   (Royce)
International Equity Fund (a)                       11/1/92
   (Vontobel)
Balanced Portfolio (b)                              5/3/93
   (Neuberger Berman)
Equity-Income Portfolio (c)                         5/1/95
   (Fidelity Investments)
Growth Portfolio (c)                                5/1/95
   (Fidelity Investments)
Asset Manager Portfolio (d)                         5/1/95
   (Fidelity Investments)
Emerging Markets Equity (International) (e)         5/1/97
   (Van Kampen)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(a) PENN SERIES FUNDS, INC.
(b) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c) VARIABLE INSURANCE PRODUCTS FUND
(d) VARIABLE INSURANCE PRODUCTS FUND II
(e) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1C DIVERSIFIER II VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD.

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                      ONE               FIVE              OR TEN
                                                                      YEAR             YEARS              YEARS
                                                   INCEPTION         ENDED             ENDED              ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
   (Independence Capital)
Limited Maturity Bond Fund (a)                      5/1/00
   (Independence Capital)
High Yield Bond Fund (a)                            8/6/84
   (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
   (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
   (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
   (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
   (Putnam)
Index 500 Fund (a)                                  5/1/00
   (Wells)
Mid Cap Growth Fund (a)                             5/1/00
   (Turner)
Mid Cap Value Fund (a)                              5/1/00
   (Neuberger Berman)
Emerging Growth Fund (a)                            5/1/97
   (RS Investment Management)
Small Cap Value Fund (a)                            5/1/95
   (Royce)
International Equity Fund (a)                       11/1/92
   (Vontobel)
Balanced Portfolio (b)                              5/3/93
   (Neuberger Berman)
Equity-Income Portfolio (c)                         5/1/95
   (Fidelity Investments)
Growth Portfolio (c)                                5/1/95
   (Fidelity Investments)
Asset Manager Portfolio (d)                         5/1/95
   (Fidelity Investments)
Emerging Markets Equity (International) (e)         5/1/97
   (Van Kampen)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(a) PENN SERIES FUNDS, INC.
(b) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c) VARIABLE INSURANCE PRODUCTS FUND
(d) VARIABLE INSURANCE PRODUCTS FUND II
(e) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1D PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                      ONE               FIVE              OR TEN
                                                                      YEAR             YEARS              YEARS
                                                   INCEPTION         ENDED             ENDED              ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
   (Independence Capital)
High Yield Bond Fund (a)                            8/6/84
   (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
   (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
   (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
   (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
   (Putnam)
International Equity Fund (a)                       11/1/92
   (Vontobel)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(a) PENN SERIES FUNDS, INC.

TABLE 2A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND DIVERSIFIER II VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD, INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                      ONE               FIVE             OR TEN
                                                                      YEAR             YEARS              YEARS
                                                   INCEPTION         ENDED             ENDED              ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
   (Independence Capital)
Limited Maturity Bond Fund (a)                      5/1/00
   (Independence Capital)
High Yield Bond Fund (a)                            8/6/84
   (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
   (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
   (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
   (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
   (Putnam)
Index 500 Fund (a)                                  5/1/00
   (Wells)
Mid Cap Growth Fund (a)                             5/1/00
   (Turner)
Mid Cap Value Fund (a)                              5/1/00
   (Neuberger Berman)
Emerging Growth Fund (a)                            5/1/97
   (RS Investment Management)
Small Cap Value Fund (a)                            3/1/95
   (Royce)
International Equity Fund (a)                       11/1/92
   (Vontobel)
Balanced Portfolio (b)                              2/28/89
   (Neuberger Berman)
Equity-Income Portfolio (c)                         10/9/86
   (Fidelity Investments)
Growth Portfolio (c)                                10/9/86
   (Fidelity Investments)
Asset Manager Portfolio (d)                         9/6/89
   (Fidelity Investments)
Emerging Markets Equity (International) (e)         10/1/96
   (Van Kampen)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(a) PENN SERIES FUNDS, INC.
(b) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c) VARIABLE INSURANCE PRODUCTS FUND
(d) VARIABLE INSURANCE PRODUCTS FUND II
(e) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 2B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND.

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                      ONE               FIVE             OR TEN
                                                                      YEAR             YEARS              YEARS
                                                   INCEPTION         ENDED             ENDED              ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
   (Independence Capital)
High Yield Bond Fund (a)                            8/6/84
   (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
   (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
   (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
   (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
   (Putnam)
International Equity Fund (a)                       11/1/92
   (Vontobel)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(a)      PENN SERIES FUNDS, INC.

TABLE 3A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND DIVERSIFIER II VARIABLE CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                      ONE               FIVE             OR TEN
                                                                      YEAR             YEARS              YEARS
                                                   INCEPTION         ENDED             ENDED              ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
   (Independence Capital)
Limited Maturity Bond Fund (a)                      5/1/00
   (Independence Capital)
High Yield Bond Fund (a)                            8/6/94
   (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
   (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
   (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
   (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
   (Putnam)
Index 500 Fund (a)                                  5/1/00
   (Wells)
Mid Cap Growth Fund (a)                             5/1/00
   (Turner)
Mid Cap Value Fund (a)                              5/1/00
   (Neuberger Berman)
Emerging Growth Fund (a)                            5/1/97
   (RS Investment Management)
Small Cap Value Fund (a)                            3/1/95
   (Royce)
International Equity Fund (a)                       11/1/92
   (Vontobel)
Balanced Portfolio (b)                              2/28/89
   (Neuberger Berman)
Equity-Income Portfolio (c)                         10/9/86
   (Fidelity Investments)
Growth Portfolio (c)                                10/9/86
   (Fidelity Investments)
Asset Manager Portfolio (d)                         9/6/89
   (Fidelity Investments)
Emerging Markets Equity (International) (e).        10/1/96
   (Van Kampen)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(a) PENN SERIES FUNDS, INC.
(b) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c) VARIABLE INSURANCE PRODUCTS FUND
(d) VARIABLE INSURANCE PRODUCTS FUND II
(e) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 3B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND.

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                                      ONE               FIVE             OR TEN
                                                                      YEAR              YEARS             YEARS
                                                   INCEPTION         ENDED              ENDED             ENDED
FUND (MANAGER)                                       DATE*          12/31/03          12/31/03          12/31/03
--------------                                     ---------        --------          --------       ---------------
Quality Bond Fund (a)                               3/17/87
     (Independence Capital)
High Yield Bond Fund (a)                            8/6/84
     (T. Rowe Price)
Flexible Managed Fund (a)                           7/31/84
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                 6/1/83
     (Independence Capital)
Growth Equity Fund-Qualified (a)                    8/11/83
     (Independence Capital)
Large Cap Value Fund (a)                            3/17/87
     (Putnam)
International Equity Fund (a)                       11/1/92
     (Vontobel)

----------
*   DATE UNDERLYING FUND WAS ESTABLISHED
(a)      PENN SERIES FUNDS, INC.

     Average Annual total returns in Tables 1A, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(TO THE POWER OF n)=ERV. In the formula, P is a hypothetical investment payment of $1, 000, T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or withdrawal value at the end of the periods shown). The returns are computed according to the formula and assumptions prescribed by the SEC.

     Average annual rates of total return in Tables 2A, 2B, 3A and 3B are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the account value at the end of the periods shown, in accordance with the following formula:
P(1+T)(TO THE POWER OF n)=EV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the Contract's contingent deferred sales charge. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.


     THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2003, 2002 and 2001 the Company paid commissions to HTK of approximately __________, $72,223, and $31,430 respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS

     Ernst & Young LLP serves as independent auditors of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

                                     PART C

                                OTHER INFORMATION

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

                (a)     Financial Statements included in Part B:

                        Financial Statements of Penn Mutual Variable Annuity
                             Account III:

                        Statement of Assets and Liabilities - December 31, 2003 Statement of Operations - December 31, 2003
                        Statements of Changes in Net Assets - For the years
                             ended December 31, 2003 and 2002
                        Notes to Financial Statements
                        Report of Independent Auditors

                        Financial Statements of The Penn Mutual Life Insurance
                             Company:

                        Consolidated Balance Sheets for the years ended December
                             31, 2003 and 2002
                        Consolidated Income Statements for the years ended
                             December 31, 2003, 2002 and 2001
                        Consolidated Statements of Changes in Equity for the
                             years ended December 31, 2003, 2002, and 2001
                        Consolidated Statements of Cash Flows for the years
                             ended December 31, 2003, 2002 and 2001
                        Notes to Financial Statements
                        Report of Independent Auditors

                (b)     Exhibits

                        1.    (a)       Resolutions of Executive Committee of
                                        Board of Trustees of The Penn Mutual
                                        Life Insurance Company authorizing the
                                        establishment of the Registrant.
                                        Incorporated herein by reference to
                                        Exhibit 1(a) to the Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (Pennant Select) on
                                        Form N-4 (File No. 333-62811), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0001036050-98-001504) on September 3,
                                        1998.

                              (b)       Resolutions of Executive Committee
                                        of Board of Trustees of The Penn Mutual
                                        Life Insurance Company authorizing
                                        investments of the Registrant.
                                        Incorporated herein by reference to
                                        Exhibit 1(b) to Post-Effective Amendment
                                        No. 1 to the Registration Statement of
                                        Penn Mutual Variable Annuity Account III
                                        (Commander) on Form N-4 (File No.
                                        333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on
                                        April 27, 1999.

                        2.              Not applicable.

                        3.    (a)       Sales Support Agreement between The Penn
                                        Mutual Life Insurance Company and
                                        Horner, Townsend & Kent, Inc., a
                                        wholly-owned subsidiary of Penn Mutual.
                                        Incorporated herein by reference to
                                        Exhibit 3(a) to Pre-Effective Amendment
                                        No. 1 to the Registration Statement of
                                        Penn Mutual Variable Annuity Account III
                                        (Pennant Select) on Form N-4 (File No.
                                        333-62811), as filed with the Securities and Exchange Commission via EDGAR
                                        (Accession No. 0001036050-98-002055) on
                                        November 30, 1998.

                              (a)(1) Schedule I dated November 1, 2000 to Sales Support Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No.
                                        333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on
                                        September 28, 2000.

                              (b)       Form of Distribution Agreement
                                        between The Penn Mutual Life Insurance
                                        Company and Horner, Townsend & Kent,
                                        Inc., a wholly-owned subsidiary of Penn
                                        Mutual). Incorporated herein by
                                        reference to Exhibit 3(a) to
                                        Pre-Effective Amendment No. 1 to the
                                        Registration Statement of Penn Mutual
                                        Variable Annuity Account III (Olympia
                                        XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30,
                                        1998.

                              (c)       Form of Agent's Agreement relating
                                        to broker-dealer supervision.
                                        Incorporated herein by reference to
                                        Exhibit 3(c) to the Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (Pennant Select) on
                                        Form N-4 (File No. 333-62811), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0001036050-98-001304) on September 3,
                                        1998.

                              (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November
                                        30, 1998.

                              (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to
                                        Pre-Effective Amendment No. 1 to the
                                        Registration Statement of Penn Mutual
                                        Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                              (f)       Form of Addendum (Form 98-1) to
                                        Broker-Dealer Selling Agreement.
                                        Incorporated herein by reference to
                                        Exhibit 3(f) to the Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (File No.
                                        333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                        September 3, 1998.

                        4.    (a)       Group Variable and Fixed Annuity
                                        Contract (primarily for Section 403(b)
                                        retirement plans) (Form GDI-385) and
                                        Certificate issued under the Contract
                                        (Form EB 1611). Incorporated herein by
                                        reference to Exhibit 4(a) to Post
                                        Effective Amendment No. 25 to the
                                        Registrant's Registration Statement on
                                        Form N-4 (File No. 2-77283), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-000851) on April 28, 1999.

                              (b) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                              (c) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                              (d)       Individual Variable and Fixed
                                        Annuity Contract - Flexible Purchase
                                        Payments (Form DV-790). Incorporated
                                        herein by reference to Exhibit 4(d) to
                                        Post Effective

                                        Amendment No. 25 to the Registrant's
                                        Registration Statement on Form N-4 (File
                                        No. 2-77283), as filed with the
                                        Securities and Exchange Commission via
                                        EDGAR (Accession No.
                                        0000950116-99-000851) on April 28, 1999.

                              (e) Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                                        Exhibit 4(e) to Post Effective Amendment
                                        No. 25 to the Registrant's Registration
                                        Statement on Form N-4 (File No.
                                        2-77283), as filed with the Securities
                                        and Exchange Commission via EDGAR
                                        (Accession No. 0000950116-99-000851) on
                                        April 28, 1999.

                              (f) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                                        Exhibit 4(f) to Post Effective Amendment
                                        No. 25 to the Registrant's Registration
                                        Statement on Form N-4 (File No.
                                        2-77283), as filed with the Securities
                                        and Exchange Commission via EDGAR
                                        (Accession No. 0000950116-99-000851) on
                                        April 28, 1999.

                              (g) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                                        Exhibit 4(g) to Post Effective Amendment
                                        No. 25 to the Registrant's Registration
                                        Statement on Form N-4 (File No.
                                        2-77283), as filed with the Securities
                                        and Exchange Commission via EDGAR
                                        (Accession No. 0000950116-99-000851) on
                                        April 28, 1999.

                              (h)       Endorsement No. 1534-94 to 403(b)
                                        Policy Loan. Incorporated herein by
                                        reference to Exhibit 4(h) to Post
                                        Effective Amendment No. 25 to the
                                        Registrant's Registration Statement on
                                        Form N-4 (File No. 2-77283), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-000851) on April 28, 1999.

                              (i)       Individual Variable Annuity Contract
                                        - Flexible Purchase Payments.
                                        Incorporated herein by reference to
                                        Exhibit 4(i) to Post effective Amendment
                                        No. 26 to the Registrant's Registration
                                        Statement on Form N-4 (File No.
                                        2-77283), as filed with the Securities
                                        and Exchange Commission via EDGAR
                                        (Accession No. 0000950116-99-001164) on
                                        June 11, 1999.

                              (j)       Group Variable and Fixed Annuity
                                        Contract - Flexible Purchase Payments
                                        Participating. Incorporated herein by
                                        reference to Exhibit 4(j) to Post
                                        effective Amendment No. 26 to the
                                        Registrant's Registration Statement on
                                        Form N-4 (File No. 2-77283), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-001164) on June 11, 1999.

                              (k)       Group Variable and Fixed Annuity
                                        Certificate - Flexible Purchase
                                        Payments. Incorporated herein by
                                        reference to Exhibit 4(k) to Post
                                        effective Amendment No. 26 to the
                                        Registrant's Registration Statement on
                                        Form N-4 (File No. 2-77283), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-001164) on June 11, 1999.

                              (l)       Group Variable and Fixed Annuity
                                        Contract - Flexible Purchase Payments -
                                        Participating. Incorporated herein by
                                        reference to Exhibit 4(l) to Post
                                        effective Amendment No. 26 to the
                                        Registrant's Registration Statement on
                                        Form N-4 (File No. 2-77283), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-001164) on June 11, 1999.

                              (m)       Group Variable and Fixed Annuity
                                        Certificate - Flexible Purchase
                                        Payments. Incorporated herein by
                                        reference to Exhibit 4(m) to Post
                                        effective Amendment No. 26 to the
                                        Registrant's Registration Statement on
                                        Form N-4 (File No. 2-77283), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-001164) on June 11, 1999.

                              (n)       Group Variable and Fixed Annuity
                                        Certificate - Flexible Purchase
                                        Payments. Incorporated herein by
                                        reference to Exhibit 4(n) to Post
                                        effective Amendment No. 26 to the
                                        Registrant's Registration Statement on
                                        Form N-4 (File No. 2-77283), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-001164) on June 11, 1999.

                              (o) Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                                        Exhibit 4(o) to Post-Effective Amendment
                                        No. 28 to the Registrant's Registration
                                        Statement on Form N-4 (File No.
                                        2-77283), as filed with the Securities
                                        and Exchange Commission via EDGAR
                                        (Accession No. 0000950116-01-500028) on
                                        April 24, 2001.

                        5.    (a)       Application (Form EB 1610) for
                                        participation in Group Variable and
                                        Fixed Annuity Contract. Incorporated
                                        herein by reference to Exhibit 5(a) to
                                        the Registrant's Registration Statement
                                        on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0000950116-99-000851) on April 28, 1999

                              (b) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No.
                                        333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on
                                        April 28, 1999.

                        6.    (a)       Charter of The Penn Mutual Life
                                        Insurance Company (May 1983).
                                        Incorporated herein by reference to
                                        Exhibit 6(a) the Registration Statement
                                        of Penn Mutual Variable Annuity Account
                                        III (Pennant Select) on Form N-4 (File
                                        No. 333-62811), as filed with the
                                        Securities and Exchange Commission via
                                        EDGAR (Accession No.
                                        0001036050-98-001504) on September 3,
                                        1998.

                              (b)       By-laws of The Penn Mutual Life
                                        Insurance Company. Incorporated herein
                                        by reference to Exhibit 6(b) to the
                                        Registration Statement of Penn Mutual
                                        Variable Annuity Account III on form N-4
                                        (File No. 333-69386), as filed with the
                                        Securities and Exchange Commission via
                                        EDGAR (Accession No.
                                        0000950116-01-501231) on December 6,
                                        2001.

                        7.              None.

                        8.    (a)(1)    Form of Sales Agreement between The Penn
                                        Mutual Life Insurance Company and
                                        Neuberger & Berman Advisers Management
                                        Trust. Incorporated herein by reference
                                        to Exhibit 8(b)(1) to the Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (Pennant Select) on
                                        Form N-4 (File No. 333-62811), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0001036050-98-001504) on September 3,
                                        1998.

                              (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                        Exhibit 8(b)(2) to the Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (Pennant Select) on
                                        Form N-4 (File No. 333-62811), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0001036050-98-001504) on September 3,
                                        1998.

                              (a)(3)    Amendment to Fund Participation
                                        Agreement between The Penn Mutual Life
                                        Insurance Company and Neuberger & Berman
                                        Advisers Management Trust.

                                        Incorporated herein by reference to
                                        Exhibit 8(b)(3) to Post Effective
                                        Amendment No. 5 to the Registration
                                        Statement of Penn Mutual Variable Life
                                        Account I (Cornerstone) on Form S-6
                                        (File No. 33-54662), as filed with the
                                        Securities and Exchange Commission via
                                        EDGAR (Accession No.
                                        0000950109-97-003328) on April 30, 1997.

                              (b)       Form of Sales Agreement between The
                                        Penn Mutual Life Insurance Company and
                                        Penn Series Funds, Inc. Incorporated
                                        herein by reference to Exhibit 8(b) to
                                        the Registration Statement of Penn
                                        Mutual Variable Annuity Account III
                                        (Penn Freedom) on Form N-4 (File No.
                                        333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on
                                        April 23, 2002.

                              (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
                                        Incorporated herein by reference to
                                        Exhibit 8(d) to the Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (Pennant Select) on
                                        Form N-4 (File No. 333-62811), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0001036050-98-001504) on September 3,
                                        1998.

                              (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.
                                        Incorporated herein by reference to
                                        Exhibit 8(e) to the Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (Pennant Select) on
                                        Form N-4 (File No. 333-62811), as filed
                                        with the Securities and Exchange
                                        Commission via EDGAR (Accession No.
                                        0001036050-98-001504) on September 3,
                                        1998.

                              (e)       Participation Agreement between The
                                        Penn Mutual Life Insurance Company,
                                        Morgan Stanley Universal Funds, Inc.
                                        (renamed The Universal Institutional
                                        Funds, Inc. Effective May 1, 2000),
                                        Morgan Stanley Asset Management Inc. and
                                        Miller Andersen & Sherrerd LLP.
                                        Incorporated herein by reference to
                                        Exhibit 8(f) to Post Effective Amendment
                                        No. 2 to the Registration Statement of
                                        PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1998.

                        9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to
                                        Exhibit 9 to Post-Effective Amendment
                                        No. 28 to the Registration Statement of
                                        Penn Mutual Variable Account III
                                        (Diversifier II/Optimizer) on Form N-4
                                        (File No. 2-77283), as filed with the
                                        Securities and Exchange Commission via
                                        EDGAR (Accession No.
                                        0000950116-01-500028) on April 24, 2001.

                        10. Consent of Ernst & Young LLP, Independent Auditors. To be filed by amendment.

                        11.             None.

                        12.             None.

                        13. Schedule for Computation of Performance Quotations. To be filed by amendment.

                        14.             Powers of Attorney of Board of Trustees.
                                        Incorporated herein by reference to
                                        Exhibit 14 to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500817) on
                                        September 14, 2001.

ITEM 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR

                The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

       NAME                                 POSITION AND OFFICES WITH DEPOSITOR
       Robert E. Chappell                   Chairman of the Board and Chief Executive Officer and Member of the
                                            Board of Trustees

       Daniel J. Toran                      President and Chief Operating Officer and Member of the Board of Trustees

       Nancy S. Brodie                      Executive Vice President and Chief Financial Officer

       John M. Albanese                     Executive Vice President, Systems and Service

       Larry L. Mast                        Executive Vice President, Sales and Marketing

       Peter M. Sherman                     Executive Vice President and Chief Investment Officer

       Bill D. Fife                         Senior Vice President, Independence Financial Network

       Ralph L. Crews                       Senior Vice President, Career Agency System

       Ann M. Strootman                     Vice President and Controller

       Frederick M. Rackovan                Vice President, New Business

       Laura Ritzko                         Secretary

       Richard F. Plush                     Vice President and Actuary

       Frank J. Howell                      Vice President, Broker Dealer Network

       Steven M. Herzberg                   Assistant Vice President and Treasurer

                The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     The Penn Insurance and Annuity          Life Insurance and Annuities              Delaware
     Company

     Independence Capital                    Investment Adviser                        Pennsylvania
     Management, Inc.

     Penn Janney Fund, Inc.                  Investments                               Pennsylvania

     INDEPENDENCE SQUARE PROPERTIES,         Holding Company                           Pennsylvania
     LLC

     The Pennsylvania Trust Company          Trust Company                             Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     INDEPRO CORPORATION                     Real Estate Investment                    Delaware

     WPI Investment Company                  Real Estate Investment                    Delaware

     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and              Pennsylvania
                                             Investment Adviser

     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and              Delaware
                                             Investment Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     Indepro Property Fund I                 Real Estate Investment                    Delaware
     Corporation

     Indepro Property Fund II                Real Estate Investment                    Delaware
     Corporation

     Commons One Corporation                 Real Estate Investment                    Delaware

     West Hazleton, Inc.                     Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania

     JMS Investor Services, Inc.             Insurance Sales                           Delaware

ITEM 27.        NUMBER OF CONTRACT OWNERS

                As of ________, 2004, there were (to be filed by amendment):

                ________- owners of qualified individual variable annuity
                          contracts - Diversifier II;
                ________- owners of qualified group variable annuity contracts
                          - Diversifier II;
                ________- owners of qualified group variable annuity contracts
                          - Optimizer;
                ________- owners of certificates issued under qualified group variable annuity contracts - Optimizer; and
                ________- owners of nonqualified individual variable annuity contracts - Diversifier II.

ITEM 28.        INDEMNIFICATION

                Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

                Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

                Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

                Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.        PRINCIPAL UNDERWRITERS

                Hornor Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant.

                HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

                Daniel J. Toran, Chairman of the Board
                Steven O. Miller, Director, President and Chief Executive
                Officer
                Michael Biondolillo, Director
                Larry L. Mast, Director
                Nina M. Mulrooney, Director and Senior Vice President,
                Compliance
                Linda Simon, Senior Vice President, Trading and Operations

                Patricia L. Carbee, Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations Franklin L. Best, Jr., Counsel
                Laura M. Ritzko, Secretary
                J. Clay Luby, Treasurer
                Elizabeth A. Knoll, Assistant Treasurer
                Eileen M. Tkacik, Auditor

                The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Biondolillo, Mast, Toran, Best and Luby is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

                COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR

                                           NET UNDERWRITING
                     NAME OF PRINCIPAL      DISCOUNTS AND      COMPENSATION        BROKERAGE           OTHER
                        UNDERWRITER          COMMISSIONS       ON REDEMPTION      COMMISSIONS      COMPENSATION
                  ------------------------------------------------------------------------------------------------
                   Hornor,
                   Townsend &
                   Kent, Inc.

ITEM 30.        LOCATION OF ACCOUNTS AND RECORDS

                The name and address of the person who maintains physical possession of each account, book or other documents required by
                Section 31(a) of the Investment Company Act of 1940 is as follows:

                The Penn Mutual Life Insurance Company
                600 Dresher Road
                Horsham, Pennsylvania  19044

ITEM 31.        MANAGEMENT SERVICES

                See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.        UNDERTAKINGS

                The Penn Mutual Life Insurance Company hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information; and

                (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 3rd day of March, 2004.

                                   PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                     (Registrant)


                                   By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                      (Depositor)


                                   By: /s/Robert E. Chappell
                                      ---------------------------
                                         Robert E. Chappell
                                         Chairman of the Board of Trustees
                                         and Chief Executive Officer

        As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 3rd day of March, 2004.

SIGNATURE                                   TITLE
---------                                   -----
/s/Robert E. Chappell                   Chairman of the Board of Trustees
-----------------------------           and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                      Executive Vice President and
------------------------                Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                      Trustee

* EDWARD G. BOEHNE                      Trustee

* JOAN P. CARTER                        Trustee

* PHILIP E. LIPPINCOTT                  Trustee

*JOHN F. MCCAUGHAN                      Trustee

*ALAN B. MILLER                         Trustee

*EDMOND F. NOTEBAERT                    Trustee

*ROBERT H. ROCK                         Trustee

*DANIEL J. TORAN                        Trustee

*WESLEY S. WILLIAMS, JR.                Trustee

*By: /s/Robert E. Chappell
     ------------------------------
    Robert E. Chappell, attorney-in-fact